Earning Per Share - Computation of Basic EPS and Diluted EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015		Mar. 31, 2014
Basic:
Net income attributable to CNH Industrial	$ 22		$ 100
Weighted average common shares outstanding—basic	1,359		1,353
Basic earnings per share	$ 0.02		$ 0.07
Diluted:
Net income attributable to CNH Industrial	$ 22		$ 100
Weighted average common shares outstanding—basic	1,359		1,353
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	3	[1]	6	[1]
Weighted average common shares outstanding—diluted	1,362		1,359
Diluted earnings per share	$ 0.02		$ 0.07

[1]	0.5 million Restricted Share Units and nil shares for the three months ended March 31, 2015 and 2014 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.